Goodwill and Other Intangible Assets, net - Components of Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,552.8	$ 1,492.8
Total other intangible assets, gross	2,235.9	2,169.6
Accumulated Amortization	448.7	354.4
Total other intangible assets	448.7	354.4
Net Carrying Amount	1,104.1	1,138.4
Total other intangible assets, net carrying amount	1,787.2	1,815.2
Customer relationships [Member] | North American Lab [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	831.4	813.2
Accumulated Amortization	218.8	173.9
Net Carrying Amount	612.6	639.3
Customer relationships [Member] | European Lab [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	503.9	469.0
Accumulated Amortization	136.9	107.3
Net Carrying Amount	367.0	361.7
Customer relationships [Member] | Science Education [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	131.0	131.0
Accumulated Amortization	36.0	29.5
Net Carrying Amount	95.0	101.5
Chemical supply agreement [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	52.8	51.7
Accumulated Amortization	41.5	33.2
Net Carrying Amount	11.3	18.5
Other [Member]
Intangible Assets [Line Items]
Gross Carrying Amount	33.7	27.9
Accumulated Amortization	15.5	10.5
Net Carrying Amount	18.2	17.4
Trademarks and tradenames [Member]
Intangible Assets [Line Items]
Indefinite-lived intangible assets	683.1	676.8
Indefinite-lived intangible assets	$ 683.1	$ 676.8